AB Cap Fund, Inc.

AB Small Cap Value Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Financials – 24.8%
Banks – 15.8%
1st Source Corp.	76,196	$2,624,952
Associated Banc-Corp.	208,007	2,795,614
Bank of Marin Bancorp	77,292	2,460,204
Carter Bank & Trust	258,437	1,832,318
First Horizon National Corp.	332,720	3,177,476
Harborone Northeast Bancorp(a)	376,215	3,254,260
Heritage Financial Corp./WA	154,482	3,080,371
Independent Bank Group, Inc.	78,750	3,661,875
Pacific Premier Bancorp, Inc.	132,914	3,002,527
Sandy Spring Bancorp, Inc.	105,161	2,515,451
Sterling Bancorp/DE	219,900	2,566,233
Synovus Financial Corp.	166,045	3,631,404
Texas Capital Bancshares, Inc.(a)	92,265	2,988,463
TriCo Bancshares	119,263	3,302,393
Umpqua Holdings Corp.	246,224	2,777,407
Webster Financial Corp.	128,643	3,537,683
Zions Bancorp NA	73,423	2,361,284

		49,569,915

Capital Markets – 1.4%
Moelis & Co.	119,448	3,811,586
Stifel Financial Corp.	9,030	457,911

		4,269,497

Insurance – 3.7%
First American Financial Corp.	54,239	2,851,344
Hanover Insurance Group, Inc. (The)	36,580	3,749,084
Selective Insurance Group, Inc.	65,192	3,899,134
State Auto Financial Corp.	71,952	1,110,220

		11,609,782

Thrifts & Mortgage Finance – 3.9%
BankUnited, Inc.	225,823	5,279,742
Essent Group Ltd.	89,848	3,207,573
WSFS Financial Corp.	133,883	3,922,772

		12,410,087

		77,859,281

Consumer Discretionary – 20.5%
Auto Components – 2.5%
Cooper Tire & Rubber Co.	75,554	2,611,902
Dana, Inc.	367,826	5,131,172

		7,743,074

Diversified Consumer Services – 2.1%
Hillenbrand, Inc.	85,560	2,713,107
Houghton Mifflin Harcourt Co.(a)	576,545	1,302,992
Regis Corp.(a) (b)	331,862	2,452,460

		6,468,559

Hotels, Restaurants & Leisure – 4.4%
El Pollo Loco Holdings, Inc.(a) (b)	281,779	5,035,391

Company	Shares	U.S. $ Value
Papa John’s International, Inc.	53,781	$5,286,135
Ruth’s Hospitality Group, Inc.	354,289	3,640,319

		13,961,845

Household Durables – 2.9%
KB Home	149,590	5,349,339
Taylor Morrison Home Corp. - Class A(a)	160,378	3,773,694

		9,123,033

Leisure Products – 2.8%
Callaway Golf Co.	264,568	5,518,889
Malibu Boats, Inc.(a)	63,577	3,296,467

		8,815,356

Specialty Retail – 2.9%
Citi Trends, Inc.	151,351	2,925,615
Foot Locker, Inc.	88,510	2,684,508
Williams-Sonoma, Inc.	40,590	3,562,178

		9,172,301

Textiles, Apparel & Luxury Goods – 2.9%
Crocs, Inc.(a)	75,646	3,019,032
Oxford Industries, Inc.	77,275	3,827,431
Skechers U.S.A., Inc. - Class A(a)	80,207	2,394,179

		9,240,642

		64,524,810

Industrials – 16.7%
Aerospace & Defense – 0.9%
AAR Corp.	138,714	2,799,248

Airlines – 1.4%
SkyWest, Inc.	127,246	4,281,828

Building Products – 1.2%
Masonite International Corp.(a)	42,983	3,923,918

Commercial Services & Supplies – 0.7%
Knoll, Inc.	173,162	2,228,595

Construction & Engineering – 1.4%
Primoris Services Corp.	228,643	4,357,936

Electrical Equipment – 3.2%
EnerSys	57,771	4,158,357
Regal Beloit Corp.	59,340	5,866,352

		10,024,709

Machinery – 5.1%
Blue Bird Corp.(a)	212,600	2,419,388
Kennametal, Inc.	169,995	4,933,255
REV Group, Inc.	136,531	1,058,115
Shey Group , Inc. (The)	220,750	4,408,377
Terex Corp.	163,110	3,192,063

		16,011,198

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 2.8%
GATX Corp.	62,670	$4,191,370
Herc Holdings, Inc.(a)	52,884	2,165,600
MRC Global, Inc.(a)	422,796	2,405,709

		8,762,679

		52,390,111

Information Technology – 8.8%
Communications Equipment – 1.6%
Casa Systems, Inc.(a)	478,161	2,175,632
Extreme Networks, Inc.(a)	121,907	532,734
NetScout Systems, Inc.(a)	94,402	2,184,462

		4,892,828

Electronic Equipment, Instruments & Components – 2.1%
Belden, Inc.	106,942	3,601,806
TTM Technologies, Inc.(a)	54,908	629,246
Vishay Intertechnology, Inc.	154,820	2,475,572

		6,706,624

IT Services – 1.2%
CSG Systems International, Inc.	39,644	1,687,645
Unisys Corp.(a)	187,977	2,191,812

		3,879,457

Semiconductors & Semiconductor Equipment – 1.5%
Kulicke & Soffa Industries, Inc.	95,290	2,285,054
MagnaChip Semiconductor Corp.(a) (b)	203,048	2,436,576

		4,721,630

Software – 1.7%
A10 Networks, Inc.(a)	228,490	1,953,590
CommVault Systems, Inc.(a)	77,202	3,337,442

		5,291,032

Technology Hardware, Storage & Peripherals – 0.7%
NCR Corp.(a)	103,427	2,114,048

		27,605,619

Real Estate – 8.0%
Equity Real Estate Investment Trusts (REITs) – 8.0%
Armada Hoffler Properties, Inc.	184,828	1,866,763
City Office REIT, Inc.	228,865	1,840,075
Cousins Properties, Inc.	107,123	3,197,622
Independence Realty Trust, Inc.	340,699	3,989,585
National Storage Affiliates Trust	88,490	3,036,092
Physicians Realty Trust	214,236	3,888,383
RLJ Lodging Trust	258,590	2,441,090
STAG Industrial, Inc.	149,005	4,812,861

		25,072,471

Company	Shares	U.S. $ Value

Materials – 4.7%
Chemicals – 2.5%
GCP Applied Technologies, Inc.(a)	63,160	$1,645,950
Orion Engineered Carbons SA	327,454	3,978,566
Trinseo SA	91,284	2,273,884

		7,898,400

Containers & Packaging – 1.0%
Graphic Packaging Holding Co.	233,161	3,259,591

Metals & Mining – 1.2%
Carpenter Technology Corp.	114,995	2,418,345
Schnitzer Steel Industries, Inc. - Class A	66,354	1,309,828

		3,728,173

		14,886,164

Consumer Staples – 3.9%
Beverages – 1.2%
Primo Water Corp.	272,571	3,728,771

Food Products – 2.7%
Hain Celestial Group, Inc. (The)(a) (b)	129,224	4,237,255
Nomad Foods Ltd.(a)	180,559	4,452,585

		8,689,840

		12,418,611

Energy – 3.2%
Energy Equipment & Services – 3.2%
Cactus, Inc. - Class A	161,310	3,563,338
Dril-Quip, Inc.(a)	106,510	3,528,676
Helix Energy Solutions Group, Inc.(a)	792,746	2,838,031

		9,930,045

Utilities – 3.1%
Electric Utilities – 1.1%
PNM Resources, Inc.	78,387	3,423,944

Gas Utilities – 1.1%
Southwest Gas Holdings, Inc.	54,900	3,451,563

Multi-Utilities – 0.9%
Black Hills Corp.	52,961	2,970,053

		9,845,560

Health Care – 2.4%
Health Care Providers & Services – 1.3%
Molina Healthcare, Inc.(a)	21,387	3,955,954

Life Sciences Tools & Services – 1.1%
ICON PLC(a)	19,015	3,544,586

		7,500,540

Communication Services – 1.1%
Media – 1.1%
Criteo SA (Sponsored ADR)(a)	264,507	3,443,881

Company	Shares	U.S. $ Value

Total Common Stocks (cost $338,148,255)		$305,477,093

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(c) (d) (e) (cost $7,720,915)	7,720,915	7,720,915

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $345,869,170)		313,198,008

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(c) (d) (e) (cost $75,480)	75,480	75,480

Total Investments – 99.7% (cost $345,944,650)(f)		313,273,488
Other assets less liabilities – 0.3%		908,037

Net Assets – 100.0%		$314,181,525

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,299,946 and gross unrealized depreciation of investments was $(61,971,108), resulting in net unrealized depreciation of $(32,671,162).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$305,477,093	$—	$—	$305,477,093
Short-Term Investments	7,720,915	—	—	7,720,915
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	75,480	—	—	75,480

Total Investments in Securities	313,273,488	—	—	313,273,488
Other Financial Instruments(b)	—	—	—	—

Total	$313,273,488	$—	$—	$313,273,488

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2020 is as follows:

Fund	Market Value 11/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,454	$63,072	$70,805	$7,721	$37
Government Money Market Portfolio*	464	1,587	1,976	75	2
Total	$15,918	$64,659	$72,780	$7,796	$39

*	Investments of cash collateral for securities lending transactions